Business Combinations, Acquisitions, Sale and Non-controlling Interest - Summary of Selected Financial Data From Statements of Financial Position (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Undated Subordinated Fixed Rate Bond [member]
Disclosure of detailed information about business combination [line items]
Undated subordinated fixed rate bond	$ 14,942,886